UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Scalia
Title:     CFO
Phone:     212-616-1122

Signature, Place, and Date of Signing:

      /s/ Tom Scalia     New York, NY     May 12, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $383,040 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102    14987   345000 SH       SOLE                   345000        0        0
CABOT OIL & GAS CORP           COM              127097103    22720   446900 SH       SOLE                   446900        0        0
CAMECO CORP                    COM              13321L108    18117   550000 SH       SOLE                   550000        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     4164   100000 SH       SOLE                   100000        0        0
COSAN LTD                      SHS A            G25343107     4370   354700 SH       SOLE                   354700        0        0
DRYSHIPS INC                   SHS              Y2109Q101    23964   400000 SH       SOLE                   400000        0        0
FORDING CDN COAL TR            TR UNIT          345425102     3268    62600 SH       SOLE                    62600        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    20062   208500 SH       SOLE                   208500        0        0
FRONTIER OIL CORP              COM              35914P105     5785   212200 SH       SOLE                   212200        0        0
GENCO SHIPPING & TRADING LTD   SHS              Y2685T107    16929   300000 SH       SOLE                   300000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    15974   700000 SH       SOLE                   700000        0        0
GREY WOLF INC                  COM              397888108    10170  1500000 SH       SOLE                  1500000        0        0
GULFPORT ENERGY CORP           COM NEW          402635304     1060   100000 SH       SOLE                   100000        0        0
HOLLY CORP                     COM PAR $0.01    435758305    13023   300000 SH       SOLE                   300000        0        0
ICICI BK LTD                   ADR              45104G104    11075   290000 SH       SOLE                   290000        0        0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107     9300   500000 SH       SOLE                   500000        0        0
JP MORGAN CHASE & CO           COM              46625H100     4295   100000 SH       SOLE                   100000        0        0
KODIAK OIL & GAS CORP          COM              50015Q100     1670  1000000 SH       SOLE                  1000000        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103     7184   212746 SH       SOLE                   212746        0        0
NUCOR CORP                     COM              670346105    13548   200000 SH       SOLE                   200000        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    16796    95000 SH  PUT  SOLE                    95000        0        0
PETROHAWK ENERGY CORP          COM              716495106    12102   600000 SH       SOLE                   600000        0        0
PHI INC                        COM NON VTG      69336T205     5427   172070 SH       SOLE                   172070        0        0
POWERSHARES QQQ NASD AQ 100    OPTIONS - CAL    99O9VHML6    21860   500000 SH  CALL SOLE                        0        0        0
PRECISION DRILLING TR          TR UNIT          740215108     4657   200000 SH       SOLE                   200000        0        0
PROSHARES TR                   ULTRA QQQ PSHS   74347R206    20262   289671 SH       SOLE                   289671        0        0
PROSHARES TR                   ULTRA XIN CH25   74347R321     9401   100000 SH       SOLE                   100000        0        0
PROSHARES TR                   ULTRASHT SP500   74347R883     3224    50000 SH       SOLE                    50000        0        0
SEASPAN CORP                   SHS              Y75638109     5698   200000 SH       SOLE                   200000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     7461   300000 SH       SOLE                   300000        0        0
STERLITE INDS INDIA LTD        ADS              859737207     9256   519400 SH       SOLE                   519400        0        0
TIDEWATER INC                  COM              886423102     5511   100000 SH       SOLE                   100000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     5648   115000 SH       SOLE                   115000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     4911   100000 SH  CALL SOLE                        0        0        0
WALTER INDS INC                COM              93317Q105    29161   465600 SH       SOLE                   465600        0        0